Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 334,644	2,084,865	$ 671,102	4,181,038
Restricted cash	155,195	966,878		1,432,282
Accounts receivable, net	583,321	3,634,151		2,130,377
Inventories	405,058	2,523,550		2,670,919
Prepayments to suppliers	38,509	239,912		386,939
Value-added tax recoverable	89,857	559,815		948,982
Amounts due from and prepayments to related parties	111,487	694,578		555,542
Prepaid expenses and other current assets	65,669	409,125		432,216
Total current assets	1,783,740	11,112,874		12,738,295
Long-term prepayments to suppliers	205,475	1,280,131		1,322,714
Property, plant and equipment, net	2,121,667	13,218,200		12,389,184
Land use rights	113,992	710,183		523,219
Intangible assets, net	10,082	62,812	17,539	110,386
Other assets	123,495	769,386		399,615
Total assets	4,358,451	27,153,586		27,483,413
Current liabilities:
Short-term borrowings, including current portion of long-term debt	1,208,009	7,526,015		8,225,076
Accounts payable	590,722	3,680,259		2,977,230
Advances from customers	130,605	813,679		894,021
Amounts due to related parties	56,750	353,558		242,575
Convertible senior notes				9,218
Senior secured convertible notes				130,127
Other current liabilities and accrued expenses	91,084	567,458		471,365
Total current liabilities	2,077,170	12,940,969		12,949,612
Medium-term notes	627,904	3,911,907		2,406,391
Long-term debt, excluding current portion	654,316	4,076,456		3,451,899
Reserve for inventory purchase commitments	136,706	851,694		771,102
Other liabilities	185,517	1,155,789		850,748
Total liabilities	3,681,613	22,936,815		20,429,752
Shareholders' equity:
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued shares: 158,200,387 and 162,311,728 as of December 31, 2011 and 2012, respectively, Outstanding shares: 152,633,366 and 156,585,020 as of December 31, 2011 and 2012, respectively	1,965	12,241		12,011
Additional paid-in capital	1,068,054	6,654,082		6,476,123
Treasury stock: 5,567,021 and 5,726,708 as of December 31, 2011 and 2012, respectively, at cost	(20,438)	(127,331)		(123,838)
Accumulated other comprehensive income	38,103	237,384		138,999
Accumulated deficit	(707,294)	(4,406,510)		(1,342,098)
Total equity attributable to Yingli Green Energy	380,390	2,369,866		5,161,197
Noncontrolling interests	296,448	1,846,905		1,892,464
Total shareholders' equity	676,838	4,216,771		7,053,661
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,358,451	27,153,586		27,483,413